Amount Due from/(to) Related Parties - Schedule of Trade and Non-trade Related Parties (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade
Amount due from related party trade	RM 1,831,222	$ 450,929	RM 1,802,498
Non-trade
Amount due from related party non-trade	626,160	154,188	617,995
Amount due from related parties	2,457,382	605,117	2,420,493
Amount due to related parties	3,901,595	960,747	2,168,066
Solar Bina Engineering Sdn Bhd. [Member]
Trade
Amount due from related party trade	24,727	6,089	24,727
Non-trade
Amount due from related party non-trade	100,000	24,624	400,000
RL Sunseap Energy Sdn. Bhd [Member]
Trade
Amount due from related party trade			1,387,771
Reservoir Link Renewable Sdn. Bhd. [Member]
Trade
Amount due from related party trade	1,108,818	273,041	390,000
RL Sigma Engineering Sdn. Bhd [Member]
Trade
Amount due from related party trade	697,677	171,799
Reservoir Link Energy Bhd. [Member]
Non-trade
Amount due from related party non-trade	217,995	53,680	217,995
Amount due to related parties	1,830,787	450,822	1,514,762
RL Sunseap Energy Sdn. Bhd [Member]
Non-trade
Amount due from related party non-trade	308,165	75,884
Reservoir Link Sdn. Bhd. [Member]
Non-trade
Amount due to related parties	258,804	63,729	258,804
Solar Bina Engineering Sdn. Bhd [Member]
Non-trade
Amount due to related parties	1,500,000	369,367
Mr. Lee Seng Chi [Member]
Non-trade
Amount due to related parties	RM 312,004	$ 76,829	RM 394,500